Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Sep. 30, 2018
Property, Plant and Equipment [Line Items]
Total	$ 41,754	$ 31,188
Less: Accumulated depreciation	(17,454)	(15,215)
Construction in progress	13,635	11,999
Property, Plant and Equipment, Net	37,935	27,972
Building
Property, Plant and Equipment [Line Items]
Total	8,756	9,111
Electronic And Office Equipment
Property, Plant and Equipment [Line Items]
Total	20,069	17,687
Leasehold Improvement And Building Improvement
Property, Plant and Equipment [Line Items]
Total	2,086	2,291
Motor vehicles
Property, Plant and Equipment [Line Items]
Total	$ 10,843	$ 2,099